Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000.00
Previously Paid Amount	0.00
Total Fee Amount	60.90
Total Offset Amount	0.00
Net Fee	$ 60.90